Exceptional items - Summary of Tax Impacts On Exceptional Items (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of tax impacts on exceptional items [Line Items]
Current tax expense	$ 176	$ 143	$ 34
Deferred tax expense	(12)	(47)	(54)
Total current and deferred tax	164	96	(20)
Exceptional Items [member]
Disclosure of tax impacts on exceptional items [Line Items]
Current tax expense	33	(2)	14
Deferred tax expense	(7)	5	38
Total current and deferred tax	26	3	52
Derecognition of right-of-use assets and lease liabilities | Exceptional Items [member]
Disclosure of tax impacts on exceptional items [Line Items]
Current tax expense	0	0	0
Deferred tax expense	0	0	(4)
Provision for onerous contractual expenditure | Exceptional Items [member]
Disclosure of tax impacts on exceptional items [Line Items]
Current tax expense	0	0	0
Deferred tax expense	0	0	2
Reorganisation costs | Exceptional Items [member]
Disclosure of tax impacts on exceptional items [Line Items]
Current tax expense	0	0	3
Deferred tax expense	0	0	2
Costs of ceasing operations in Russia | Exceptional Items [member]
Disclosure of tax impacts on exceptional items [Line Items]
Current tax expense	3	0	0
Deferred tax expense	0	0	0
Commercial litigation and disputes | Exceptional Items [member]
Disclosure of tax impacts on exceptional items [Line Items]
Current tax expense	8	0	0
Deferred tax expense	(2)	4	0
Integration costs | Exceptional Items [member]
Disclosure of tax impacts on exceptional items [Line Items]
Current tax expense	0	0	1
Deferred tax expense	0	0	0
Share of losses of associate | Exceptional Items [member]
Disclosure of tax impacts on exceptional items [Line Items]
Current tax expense	15	0	0
Deferred tax expense	0	0	0
Impairment loss on financial assets | Exceptional Items [member]
Disclosure of tax impacts on exceptional items [Line Items]
Current tax expense	0	0	4
Deferred tax expense	0	0	2
Other net impairment reversals/(charges) | Exceptional Items [member]
Disclosure of tax impacts on exceptional items [Line Items]
Current tax expense	1	0	6
Deferred tax expense	(5)	1	37
Financial Expenses [Member] | Exceptional Items [member]
Disclosure of tax impacts on exceptional items [Line Items]
Current tax expense	0	0	0
Deferred tax expense	0	0	3
Fair value gains on contingent purchase consideration | Exceptional Items [member]
Disclosure of tax impacts on exceptional items [Line Items]
Current tax expense	0	0	0
Deferred tax expense	0	0	(4)
Adjustments in respect of prior years | Exceptional Items [member]
Disclosure of tax impacts on exceptional items [Line Items]
Current tax expense	6	(2)	0
Deferred tax expense	$ 0	$ 0	$ 0